FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 7: -	FAIR VALUE MEASUREMENTS

The below table sets forth the Company’s assets and liabilities that were measured at fair value as of December 31, 2024 by level within the fair value hierarchy:

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$11,955	$-	$11,955

Total financial assets	$-	$11,955	$-	$11,955
Liabilities:
Warrants (1)	$-	$-	$86	$86

Total financial liabilities	$-	$-	$86	$86

The below table sets forth the Company’s assets and liabilities that were measured at fair value as of December 31, 2023 by level within the fair value hierarchy:

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$18,148	$-	$18,148

Total financial assets	$-	$18,148	$-	$18,148
Liabilities:
Warrants (1)	$-	$-	$240	$240

Total financial liabilities	$-	$-	$240	$240

(1)
As part of the Transactions, the Company assumed a derivative warrants liability related to previously issued private placement warrants in connection with Collective Growth’s initial public offering (see Note 12). The Company utilizes a Black-Scholes option pricing model to estimate the fair value of the private placement warrants which is considered a Level 3 fair value measurement. The warrants are measured at each reporting period, with changes in fair value recognized in financing income, net. The change in the fair value of the derivative private warrants liability for the years ended December 31, 2024, 2023 and 2022 is summarized as follows:

	Year ended December 31,
	2024	2023	2022
Balance at the beginning of the period	$240	$720	$1,639
Change in fair value of warrants liability	(154)	(472)	(890)
Reclassification of warrants liability to equity	-	(8)	(29)
Balance at the end of the year	$86	$240	$720

Inherent in a Black-Scholes option pricing model are assumptions related to expected share price volatility, expiration, risk-free interest rate and dividend yield. The Company estimates the volatility of its private warrants based on implied volatility of the publicly traded warrants and the historical volatility of the company’s share price and of a selected peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve as of the valuation date for a maturity similar to the expiration of the warrants. The dividend yield is based on the historical rate, which the Company anticipates remaining at zero. The following table provides quantitative information regarding Level 3 fair value measurements inputs as of their measurement dates:

	December 31,
	2024	2023
Fair value determined per warrant	$0.19	$0.53
Expected volatility	120%	95%
Expected annual dividend yield	0%	0%
Expected term (years)	1.3	2.3
Risk-free rate	4.2%	4.2%